Note 9 - Share-Based Compensation (Details) - Restricted Stock Activity (USD $)	12 Months Ended
Feb. 02, 2013
Restricted Stock Activity [Abstract]
Outstanding at January 28, 2012	406,391
Outstanding at January 28, 2012 (in Dollars per share)	$ 1.23
Granted	256,410
Granted (in Dollars per share)	$ 1.17
Vested	(172,002)
Vested (in Dollars per share)	$ 1.36
Forfeited	(42,258)
Forfeited (in Dollars per share)	$ 1.18
Outstanding at February 2, 2013	448,541
Outstanding at February 2, 2013 (in Dollars per share)	$ 1.15